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                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                      Washington, DC 20549

                           FORM 24F-2
                Annual Notice of Securities Sold
                     Pursuant to Rule 24f-2


1.     Name and Address of issuer:

       Alliance Short-Term Multi-Market Trust, Inc.
       1345 Avenue of the Americas
       New York, NY 10105


2.     The name of each series or class of securities for which
       this Form is filed (If the Form is being filed for all
       series and classes of securities of the issuer, check the
       box but do not list series or classes):       /X/


3.     Investment Company Act File Number:

       811-05771


       Securities Act File Number:

       33-27131


4(a).  Last day of fiscal year for which this Form is filed:
       October 31, 1997



4(b)./ /    Check box if this Form is being filed
            late (i.e., more than 90 calendar days
            after the end of the issuers fiscal
            year).  (See Instruction A.2)


4(c)./ /    Check box if this is the last time the
            issuer will be filing this Form.


5.          Calculation of registration fee:

            (i)    Aggregate sale price of
                   securities sold during the



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                   fiscal year pursuant to section
                   24(f):                                      $0


            (ii)   Aggregate price of securities
                   redeemed or repurchased during
                   the fiscal year:                  $315,806,051


            (iii)  Aggregate price of securities
                   redeemed or repurchased during
                   any prior fiscal year ending no
                   earlier than October 11, 1995
                   that were not previously used
                   to reduce registration fees
                   payable to the Commission:                $N/A

            (iv)   Total available redemption
                   credits [add Items 5(ii) and
                   5(iii)]:                         -$315,806,051


            (v)    Net sales - if Item 5(i) is
                   greater than Item 5(iv)
                   [subtract Item 5(iv) from Item
                   5(i)]:                                      $0

            (vi)   Redemption credits available
                   for use in future years - if
                   Item 5(i) is less than Item
                   5(iv) [subtract Item 5(iv) from
                   Item 5(i)]:                       $315,806,051


            (vii)  Multiplier for determining
                   registration fee (See
                   Instruction C.9):                     x.000295


            (viii) Registration fee due [multiply
                   Item 5(v) by Item 5(vii)]
                   (enter 0 if no fee is due):                =$0

6.     Prepaid Shares

       If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 24,043,843 shares. If there is a number of shares


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       or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 505,002,065.

7. Interest due - if this Form is being filed more than 90 days after the end of the issuers fiscal year (see
       Instruction D):

                                                             +N/A


8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                              =$0


9. Date the registration fee and any interest payment was sent to the Commissions lockbox depository:

       Method of Delivery:

                        /  / Wire Transfer
                        /  / Mail or other means



























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                           Signatures

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/Domenick Pugliese
                          ______________________________
                             Domenick Pugliese
                             Assistant Secretary


Date  January 26, 1998

*Please print the name and title of the signing officer below the signature.




































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